Trading portfolio (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 133,813	£ 147,035
Trading portfolio liabilities	(72,924)	(54,169)
Debt securities and other eligible bills
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	55,475	50,864
Trading portfolio liabilities	(39,531)	(34,957)
Equity securities
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	65,031	83,113
Trading portfolio liabilities	(33,393)	(19,212)
Traded loans
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	13,198	12,525
Trading portfolio liabilities	0	0
Commodities
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	109	533
Trading portfolio liabilities	£ 0	£ 0